Segmented information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Schedule of geographical areas of property, plant and equipment and intangible assets
The Company’s property and equipment, intangible assets and goodwill are located in the following countries:

As at December 31	2021	2020
Canada	$706	$986
United States	9,879	10,131
Barbados	5,211	7,105

	$15,796	$18,222

Summary of Operating segments
Following the acquisition of Marley Drug, the financial measures reviewed by the Company’s chief operating decision maker are presented separately for the year ended December 31, 2021:

	Marketing and Distribution of Commercial Products	Retail and Mail Order Pharmacy	Total
Revenue	$14,317	$7,427	$21,744
Operating expenses	(16,177)	(7,660)	(23,837)
Other Income	1,803	25	1,828
Finance income (expense), net	(600)	75	(525)
Foreign exchange gain, net	31	—	31

Net loss before income taxes	$(626)	$(133)	$(759)